Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 lease	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 1,948	€ 1,198	[1]
Right-of-use assets at end of period		1,815	1,948		€ 1,198	[1]
Right-of-use assets		€ 1,815	1,948		1,198	[1]
Lease liabilities			2,181		2,108		€ 1,163
Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Number of lease agreements signed | lease	2
Initial lease term	15 years	15 years
Office space, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 320
Right-of-use assets at end of period			320
Right-of-use assets			320
Lease liabilities			320
Laboratory facilities, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		424
Right-of-use assets at end of period			424
Right-of-use assets			424
Lease liabilities			424
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		2,745	1,711		1,583
Changes in scope of consolidation		(26)	93		15
Acquisitions and other increases		292	963		340
Disposals and other decreases		(232)	(91)		(121)
Currency translation differences		101	76		(85)
Transfers		(8)	(7)		(21)
Right-of-use assets at end of period		2,872	2,745		1,711
Right-of-use assets		2,872	2,745		1,711		1,583
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		(797)	(513)		(283)
Changes in scope of consolidation		14
Disposals and other decreases		82	40		44
Currency translation differences		(17)	(15)		22
Transfers		2	6		3
Depreciation and impairment charged in the period		(341)	(315)		(299)
Right-of-use assets at end of period		(1,057)	(797)		(513)
Right-of-use assets		€ (1,057)	€ (797)		€ (513)		€ (283)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.